Selling Expenses	12 Months Ended
Dec. 31, 2017
Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure of Selling Expenses [Line Items]
Disclosure of expenses by nature [text block]
17.	Selling Expenses

This item is made up of as follows:

	For the year ended	For the year ended	For the year ended
	December 31, 2017	December 31, 2016	December 31, 2015
	US$(000)	US$(000)	US$(000)

Concentrate freight	131,528	122,431	51,842
Commissions	6,029	5,989	2,729
Cathode freight	1,665	2,148	1,644
Other	2,447	823	-
	141,669	131,391	56,215